TRADE AND OTHER RECEIVABLES - Aging analysis of trade and other accounts receivables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	9.00%	14.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 11,248	₽ 14,971
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	12.00%	5.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 15,261	₽ 12,238
Weighted average loss rate, handset sales financing (as a Percent)	9.00%	11.00%
Gross carrying amount, handset sales financing	₽ 16,845	₽ 14,252
Trade and other receivables	35,595	34,543
Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(979)	(2,095)
Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(1,775)	(717)
Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	(1,449)	₽ (1,506)
Current | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)		1.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 21	₽ 1,300
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	1.00%	1.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 8,743	₽ 6,656
Weighted average loss rate, handset sales financing (as a Percent)	2.00%	2.00%
Gross carrying amount, handset sales financing	₽ 15,085	₽ 12,352
Current | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables		(5)
Current | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(77)	(11)
Current | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (261)	₽ (205)
Up to 30 days | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	4.00%	8.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 9,844	₽ 9,707
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	1.00%	1.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 2,020	₽ 1,147
Weighted average loss rate, handset sales financing (as a Percent)	15.00%	13.00%
Gross carrying amount, handset sales financing	₽ 396	₽ 414
Up to 30 days | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(395)	(761)
Up to 30 days | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(22)	(3)
Up to 30 days | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (60)	₽ (52)
31 - 60 days past due | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	16.00%	14.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 522	₽ 1,963
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	2.00%	1.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 878	₽ 615
Weighted average loss rate, handset sales financing (as a Percent)	47.00%	43.00%
Gross carrying amount, handset sales financing	₽ 125	₽ 93
31 - 60 days past due | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(86)	(285)
31 - 60 days past due | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(14)	(5)
31 - 60 days past due | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (59)	₽ (40)
61 - 90 days past due | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	38.00%	29.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 202	₽ 719
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	58.00%	2.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 1,581	₽ 396
Weighted average loss rate, handset sales financing (as a Percent)	61.00%	58.00%
Gross carrying amount, handset sales financing	₽ 99	₽ 68
61 - 90 days past due | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(77)	(227)
61 - 90 days past due | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(916)	(9)
61 - 90 days past due | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (60)	₽ (39)
More than 90 days past due | Impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	64.00%	60.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 659	₽ 1,282
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	37.00%	19.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 2,039	₽ 3,424
Weighted average loss rate, handset sales financing (as a Percent)	88.00%	88.00%
Gross carrying amount, handset sales financing	₽ 1,140	₽ 1,325
More than 90 days past due | Impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(421)	(817)
More than 90 days past due | Impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(746)	(689)
More than 90 days past due | Impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (1,009)	₽ (1,170)